Income Taxes (Change In Gross Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Gross balance at beginning	$ 1,889	$ 1,990
Additions based on tax positions related to the current year	542	197
Reductions due to lapse of applicable statute of limitations	(7)	(298)
Gross balance at ending	$ 2,424	$ 1,889